UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  6/30

Date of reporting period: 3/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS Enhanced Commodity Strategy Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 26.9%
Consumer Discretionary 0.6%
Johnson Controls, Inc., 0.721% *, 2/4/2014	4,665,000	4,674,176
NBCUniversal Media LLC, 144A, 3.65%, 4/30/2015	2,000,000	2,053,284

		6,727,460
Consumer Staples 0.9%
Anheuser-Busch InBev Worldwide, Inc., 3.0%, 10/15/2012	3,000,000	3,085,938
Philip Morris International, Inc., 4.875%, 5/16/2013	4,677,000	5,015,217
Wm. Wrigley Jr. Co., 144A, 1.684% *, 6/28/2011	3,000,000	3,001,554

		11,102,709
Energy 2.4%
Apache Corp., 6.0%, 9/15/2013	5,000,000	5,531,060
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	3,000,000	3,196,881
Energy Transfer Partners LP, 6.0%, 7/1/2013	3,000,000	3,259,194
Enterprise Products Operating LLC:
3.2%, 2/1/2016	2,510,000	2,494,350
4.6%, 8/1/2012	3,000,000	3,121,911
Occidental Petroleum Corp., 2.5%, 2/1/2016	4,730,000	4,681,702
Plains All American Pipeline LP, 4.25%, 9/1/2012	3,000,000	3,114,102
TransCanada PipeLines Ltd., 3.4%, 6/1/2015	740,000	761,951
Transocean, Inc., 4.95%, 11/15/2015	2,560,000	2,705,426

		28,866,577
Financials 17.1%
American International Group, Inc., Series MP, 0.409% *, 3/20/2012	3,000,000	2,974,800
Anglo American Capital PLC:
144A, 2.15%, 9/27/2013	1,690,000	1,702,834
144A, 9.375%, 4/8/2014	2,000,000	2,392,160
Banco Santander Chile, 144A, 2.875%, 11/13/2012	1,000,000	997,338
Bank of Scotland PLC, 5.5%, 6/15/2012	3,000,000	3,107,244
Barclays Bank PLC:
144A, 2.5%, 9/21/2015	3,245,000	3,147,540
5.45%, 9/12/2012	3,000,000	3,182,124
Berkshire Hathaway Finance Corp.:
4.6%, 5/15/2013	915,000	977,473
5.125%, 9/15/2012	3,550,000	3,758,971
BNP Paribas:
0.703% *, 4/8/2013	3,000,000	2,986,878
144A, 2.2%, 11/2/2015	4,000,000	3,844,024
Canadian Imperial Bank of Commerce, 144A, 2.75%, 1/27/2016	5,000,000	5,006,390
Caterpillar Financial Services Corp.:
1.55%, 12/20/2013	2,020,000	2,024,593
Series F, 6.2%, 9/30/2013	1,970,000	2,196,552
Commonwealth Bank of Australia, 144A, 1.039% *, 3/17/2014	5,000,000	4,992,800
Compagnie de Financement Foncier, 144A, 2.125%, 4/22/2013	3,335,000	3,363,051
Covidien International Finance SA, 1.875%, 6/15/2013	3,000,000	3,029,040
Credit Suisse AG, 3.45%, 7/2/2012	3,000,000	3,091,053
Daimler Finance North America LLC, 144A, 0.919% *, 3/28/2014	8,000,000	8,002,440
DnB NOR Boligkreditt:
144A, 2.1%, 10/14/2015	3,000,000	2,903,520
144A, 2.9%, 3/29/2016	5,000,000	4,969,900
General Electric Capital Corp.:
0.509% *, 6/20/2016	5,000,000	4,653,925
5.25%, 2/21/2012	3,000,000	3,110,055
Series A, 6.0%, 6/15/2012	1,000,000	1,058,935
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/2013	3,000,000	3,228,216
Hartford Financial Services Group, Inc., 5.25%, 10/15/2011	2,900,000	2,966,883
HCP, Inc., (REIT), 2.7%, 2/1/2014	2,235,000	2,241,694
Health Care REIT, Inc., (REIT), 3.625%, 3/15/2016	2,115,000	2,095,051
HSBC Finance Corp., 7.0%, 5/15/2012	3,000,000	3,190,734
HSBC Bank PLC, 144A, 2.0%, 1/19/2014	1,650,000	1,644,680
Hyundai Capital America, 144A, 3.75%, 4/6/2016	1,480,000	1,458,032
ING Bank NV, 144A, 1.36% *, 3/15/2013	5,000,000	5,010,595
Intesa Sanpaolo SpA, 144A, 2.713% *, 2/24/2014	3,515,000	3,560,090
JPMorgan Chase & Co., 2.05%, 1/24/2014	5,000,000	4,988,945
KeyCorp, Series H, 6.5%, 5/14/2013	3,000,000	3,269,820
Lincoln National Corp., 6.2%, 12/15/2011	3,000,000	3,110,832
Lloyds TSB Bank PLC, 2.653% *, 1/24/2014	5,000,000	5,125,555
Manulife Financial Corp., 3.4%, 9/17/2015	4,000,000	4,013,088
MetLife, Inc., 5.375%, 12/15/2012	3,590,000	3,832,336
Metropolitan Life Global Funding I, 144A, 5.2%, 9/18/2013	3,000,000	3,233,046
Morgan Stanley, 1.903% *, 1/24/2014	5,000,000	5,099,090
National Bank of Canada, 144A, 1.65%, 1/30/2014	2,425,000	2,428,245
New York Life Global Funding, 144A, 4.65%, 5/9/2013	3,000,000	3,194,751
Nordea Bank AB, 144A, 1.75%, 10/4/2013	3,655,000	3,632,408
PACCAR Financial Corp., 0.71% *, 4/5/2013	3,000,000	3,014,931
Petrobras International Finance Co., 3.875%, 1/27/2016	2,710,000	2,728,116
Principal Financial Group, Inc., 0.492% *, 11/8/2013	3,000,000	2,972,007
Principal Life Global Funding I, 144A, 5.25%, 1/15/2013	2,500,000	2,666,355
Prudential Financial, Inc., Series D, 5.8%, 6/15/2012	3,000,000	3,152,187
Royal Bank of Canada, 144A, 3.125%, 4/14/2015	5,000,000	5,126,465
Royal Bank of Scotland PLC, 144A, 1.84% *, 3/11/2014	6,000,000	6,028,980
SunTrust Banks, Inc.:
3.6%, 4/15/2016	4,570,000	4,542,745
6.375%, 4/1/2011	2,000,000	2,000,000
Swedbank Hypotek AB, 144A, 0.759% *, 3/28/2014	8,500,000	8,497,557
Telecom Italia Capital SA, 4.95%, 9/30/2014	1,800,000	1,875,281
Teva Pharmaceutical Finance III BV, 0.809% *, 3/21/2014	4,065,000	4,079,329
The Goldman Sachs Group, Inc., 4.75%, 7/15/2013	3,500,000	3,708,887
US Bank NA, 0.583% *, 10/14/2014	4,000,000	3,953,392
Volkswagen International Finance NV, 144A, 0.917% *, 4/1/2014	7,000,000	7,002,163

		206,146,126
Health Care 0.3%
Laboratory Corp. of America Holdings Co., Ltd., 3.125%, 5/15/2016	930,000	925,898
Quest Diagnostic, Inc., 1.159% *, 3/24/2014	3,075,000	3,084,009

		4,009,907
Industrials 0.3%
Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/2014	3,342,000	4,011,012
Information Technology 0.3%
eBay, Inc., 0.875%, 10/15/2013	786,000	777,408
Xerox Corp., 6.875%, 8/15/2011	3,000,000	3,063,816

		3,841,224
Materials 2.0%
ArcelorMittal, 9.0%, 2/15/2015	2,000,000	2,393,826
Berry Plastics Corp., 5.053% *, 2/15/2015	500,000	495,625
Dow Chemical Co.:
2.5%, 2/15/2016	2,300,000	2,213,922
4.85%, 8/15/2012	2,000,000	2,095,138
E.I. du Pont de Nemours & Co., 0.728% *, 3/25/2014	7,000,000	7,014,504
Eastman Chemical Co., 3.0%, 12/15/2015	3,330,000	3,301,079
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/2015	3,000,000	3,127,500
Potash Corp. of Saskatchewan, Inc., 7.75%, 5/31/2011	3,000,000	3,033,540

		23,675,134
Telecommunication Services 1.4%
Telefonica Emisiones SAU:
5.984%, 6/20/2011	3,000,000	3,032,682
6.421%, 6/20/2016	3,000,000	3,333,594
Verizon Communications, Inc.:
0.919% *, 3/28/2014	7,000,000	7,037,191
Series A, 5.875%, 1/17/2012	3,000,000	3,117,909

		16,521,376
Utilities 1.6%
Duke Energy Carolinas LLC, 6.25%, 1/15/2012	3,700,000	3,864,672
Korea Electric Power Corp., 144A, 3.0%, 10/5/2015	2,400,000	2,342,520
Korea Hydro & Power Co., Ltd., 144A, 3.125%, 9/16/2015	1,020,000	992,831
New York State Electric & Gas Corp., 5.5%, 11/15/2012	1,600,000	1,681,653
NextEra Energy, Inc., 5.625%, 9/1/2011	2,465,000	2,514,396
Sempra Energy:
1.069% *, 3/15/2014	4,500,000	4,522,253
2.0%, 3/15/2014	3,000,000	2,979,492

		18,897,817

Total Corporate Bonds (Cost $322,918,724)		323,799,342
Asset-Backed 3.3%
Automobile Receivables 1.5%
AmeriCredit Automobile Receivables Trust, "A3", Series 2010-2, 1.71%, 8/8/2014	1,000,000	1,009,251
BMW Vehicle Owner Trust, "A2", Series 2010-A, 0.68%, 9/25/2012	1,155,348	1,156,141
Carmax Auto Owner Trust, "A3", Series 2010-3, 0.99%, 2/17/2015	2,376,000	2,361,802
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014	1,785,681	1,824,830
Ford Credit Auto Owner Trust, "A3", Series 2010-A, 1.32%, 6/15/2014	1,667,000	1,677,334
Santander Drive Auto Receivables Trust, "A2", Series 2010-A, 1.37%, 8/15/2013	5,132,274	5,147,762
Triad Auto Receivables Owner Trust, "A4", Series 2007-A, 0.316% *, 2/12/2014	1,775,458	1,766,005
Volkswagen Auto Lease Trust, "A2", Series 2010-A, 0.77%, 1/22/2013	3,243,000	3,244,310

		18,187,435
Credit Card Receivables 1.8%
Capital One Multi-Asset Execution Trust, "A6", Series 2005-A6, 0.353% *, 7/15/2015	5,000,000	4,984,924
Citibank Omni Master Trust:
"A8", Series 2009-A8, 144A, 2.355% *, 5/16/2016	5,000,000	5,075,503
"A17", Series 2009-A17, 144A, 4.9%, 11/15/2018	1,895,000	2,026,644
"A13", Series 2009-A13, 144A, 5.35%, 8/15/2018	2,105,000	2,290,318
Discover Card Master Trust, "A", Series 2009-A2, 1.555% *, 2/17/2015	3,000,000	3,043,396
GE Capital Credit Card Master Note Trust, "A", Series 2010-3, 2.21%, 6/15/2016	3,000,000	3,047,869
MBNA Credit Card Master Note Trust, "C1", Series 2006-C1, 0.675% *, 7/15/2015	1,500,000	1,481,511

		21,950,165

Total Asset-Backed (Cost $40,128,902)		40,137,600
Commercial Mortgage-Backed Securities 1.3%
Credit Suisse Mortgage Capital Certificates, "A2", Series 2007-C1, 5.268%, 2/15/2040	776,867	783,969
CS First Boston Mortgage Securities Corp.:
"A6", Series 2004-C4, 4.691%, 10/15/2039	5,000,000	5,286,136
"H", Series 2002-CKP1, 144A, 7.426% *, 12/15/2035	725,000	730,213
First Union-Lehman Brothers-Bank of America, "D", Series 1998-C2, 6.778%, 11/18/2035	6,000,000	6,189,743
Merrill Lynch Mortgage Trust, "A5", Series 2004-BPC1, 4.855% *, 10/12/2041	2,000,000	2,126,576

Total Commercial Mortgage-Backed Securities (Cost $15,216,922)		15,116,637
Collateralized Mortgage Obligations 3.9%
Countrywide Alternative Loan Trust, "1A5", Series 2003-J1, 5.25%, 10/25/2033	99,987	100,247
Federal Home Loan Mortgage Corp.:
"FY", Series 3487, 0.905% *, 6/15/2037	2,149,167	2,158,857
"EF", Series 2617, 0.955% *, 5/15/2020	947,155	957,698
"DA", Series 3598, 2.75%, 11/15/2014	3,100,878	3,135,575
"MA", Series 2603, 4.5%, 6/15/2021	121,433	121,323
"NA", Series 3087, 4.5%, 8/15/2031	8,873,847	9,140,656
"BC", Series 2558, 5.0%, 4/15/2017	1,188,831	1,212,760
"PC", Series 2929, 5.0%, 1/15/2028	799,140	798,691
"NB", Series 2984, 5.5%, 11/15/2027	1,606,069	1,604,986
Federal National Mortgage Association:
"FC", Series 2001-25, 1.05% *, 6/25/2031	1,530,000	1,571,597
"FB", Series 1996-44, 1.081% *, 9/25/2023	305,220	308,608
"A", Series 2004-5, 4.0%, 11/25/2016	4,083,603	4,152,754
"NA", Series 2005-33, 5.0%, 11/25/2022	3,001,438	3,055,761
"QD", Series 2005-20, 5.0%, 3/25/2028	7,718,771	7,800,077
Government National Mortgage Association:
"GC", Series 2009-81, 5.0%, 7/16/2037	2,459,304	2,458,322
"TH", Series 2010-69, 5.0%, 6/20/2038	7,073,592	7,204,633
"VE", Series 2006-53, 5.5%, 7/20/2017	930,036	945,224
Structured Asset Securities Corp., "A3", Series 2004-5H, 5.5%, 12/25/2033	202,047	201,455

Total Collateralized Mortgage Obligations (Cost $47,349,374)		46,929,224
Government & Agency Obligations 46.7%
Other Government Related (a) 4.0%
Arbejdernes Landsbank, 144A, 0.853% *, 7/9/2013	3,000,000	3,022,314
Australia & New Zealand Banking Group Ltd., 144A, 0.589% *, 6/18/2012	500,000	500,586
BRFkredit AS, 144A, 0.553% *, 4/15/2013	2,500,000	2,499,458
Citigroup Funding, Inc., FDIC Guaranteed, 2.25%, 12/10/2012	8,000,000	8,201,800
Danske Bank AS, 144A, 0.663% *, 5/24/2012	1,930,000	1,926,962
Dexia Credit Local, 144A, 0.553% *, 1/12/2012	3,000,000	2,985,729
FIH Erhvervsbank AS, 144A, 0.68% *, 6/13/2013	3,000,000	2,997,411
General Electric Capital Corp., FDIC Guaranteed, 2.125%, 12/21/2012	10,000,000	10,236,240
International Bank for Reconstruction & Development, 5.25% *, 4/9/2025	3,000,000	2,871,000
Japan Finance Corp., 1.5%, 7/6/2012	3,500,000	3,517,146
Kreditanstalt fuer Wiederaufbau, 1.25%, 6/15/2012	3,000,000	3,022,272
Lloyds TSB Bank PLC, 144A, 1.303% *, 4/2/2012	600,000	605,342
Suncorp Group Ltd.:
0.533% *, 10/19/2012	1,650,000	1,651,041
144A, 1.803% *, 7/16/2012	1,370,000	1,395,449
Westpac Banking Corp., Series G, 144A, 0.5% *, 12/14/2012	3,000,000	3,000,717

		48,433,467
Sovereign Bonds 1.0%
Province of British Columbia, 2.85%, 6/15/2015	2,755,000	2,829,561
Province of Ontario, Canada:
0.463% *, 11/19/2012	4,100,000	4,102,481
1.375%, 1/27/2014	5,000,000	4,986,800

		11,918,842
US Government Sponsored Agencies 5.6%
Federal Farm Credit Bank, 1.375%, 6/25/2013	4,000,000	4,039,100
Federal Home Loan Bank:
1.0%, 3/27/2013	7,730,000	7,751,899
1.875%, 6/21/2013	2,095,000	2,135,008
2.052% *, 12/16/2025	2,000,000	1,940,000
2.5%, 12/30/2015	5,000,000	4,975,450
Federal Home Loan Mortgage Corp.:
0.375%, 11/30/2012	2,500,000	2,486,520
0.625%, 12/28/2012	5,000,000	4,990,605
1.0%, 5/24/2013	4,000,000	3,990,224
3.75%, 6/28/2013	10,000,000	10,627,090
Federal National Mortgage Association:
0.75%, 12/18/2013	5,000,000	4,923,930
1.0%, 9/23/2013	3,500,000	3,484,691
1.125%, 7/30/2012	7,380,000	7,436,169
1.25%, 6/22/2012	8,000,000	8,073,776

		66,854,462
US Treasury Obligations 36.1%
US Treasury Bills:
0.092% **, 6/16/2011 (b)	26,000,000	25,994,923
0.111% **, 4/7/2011 (c)	20,000,000	19,999,628
0.112% **, 4/7/2011 (c)	20,000,000	19,999,483
0.129% **, 6/23/2011	5,000,000	4,998,507
0.135% **, 9/15/2011	3,188,000	3,185,635
0.135% **, 9/15/2011 (d)	827,000	826,482
0.144% **, 4/14/2011 (b)	10,000,000	9,999,478
0.149% **, 10/20/2011 (b)	20,000,000	19,983,223
0.15% **, 9/15/2011 (d)	141,000	140,895
0.159% **, 6/23/2011	15,000,000	14,994,484
0.168% **, 4/14/2011	5,000,000	4,999,699
0.191% **, 7/28/2011 (b)	10,000,000	9,993,739
0.204% **, 7/28/2011 (b)	20,000,000	19,986,594
0.245% **, 6/30/2011 (b)	20,300,000	20,295,331
0.402% **, 4/7/2011 (b) (c)	23,480,000	23,479,883
US Treasury Notes:
0.375%, 8/31/2012 (c)	23,500,000	23,460,520
0.5%, 11/30/2012	24,750,000	24,697,802
0.5%, 10/15/2013 (c)	13,000,000	12,822,264
0.5%, 11/15/2013	10,000,000	9,849,220
0.625%, 6/30/2012 (c)	19,800,000	19,851,084
0.625%, 12/31/2012	10,000,000	9,991,410
0.75%, 8/15/2013 (c)	19,000,000	18,903,518
0.875%, 4/30/2011	4,000,000	4,002,344
0.875%, 2/29/2012 (c)	15,000,000	15,078,450
1.0%, 1/15/2014	9,935,000	9,886,100
1.25%, 8/31/2015 (c)	13,000,000	12,599,847
1.25%, 9/30/2015	5,000,000	4,835,545
1.375%, 11/30/2015	5,000,000	4,841,795
4.25%, 8/15/2013 (c)	15,235,000	16,412,148
4.625%, 10/31/2011	10,000,000	10,255,860
4.875%, 7/31/2011 (c)	30,000,000	30,473,430
5.125%, 6/30/2011	7,000,000	7,086,408

		433,925,729

Total Government & Agency Obligations (Cost $561,668,512)		561,132,500
Loan Participations and Assignments 4.3%
Senior Loans* 3.7%
Acosta, Inc., Term Loan, 4.75%, 3/1/2018	500,000	501,920
Advantage Sales & Marketing, Inc., Term Loan B, 5.25%, 12/18/2017	1,500,000	1,505,617
Asurion Corp., Term Loan B2, LIBOR plus 5.25%, 3/31/2015	500,000	506,875
Avaya, Inc., Term Loan, 4.811%, 10/24/2014	2,497,405	2,422,758
AVG Technologies, Inc., Term Loan, 7.5%, 3/11/2016	500,000	492,813
Axcan Pharma, Inc., Term Loan B, 5.5%, 2/10/2017	500,000	499,375
Bentley Systems, Inc., Term Loan B, 5.75%, 12/29/2016	500,000	500,000
Big West Oil, LLC, Term Loan, 5.754%, 3/31/2016	684,211	693,759
Brock Holdings III, Inc., Term Loan B, 6.0%, 3/16/2017	500,000	501,565
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25%, 2/18/2017	1,000,000	990,000
Capital Automotive L.P., Term Loan B, 5.0%, 3/10/2017	998,862	990,751
CCS Income Trust, Term Loan B, 3.304%, 11/14/2014	1,500,000	1,427,497
CommScope, Inc., Term Loan B, 5.0%, 1/14/2018	1,000,000	1,009,285
CPG International, Inc., Term Loan B, 6.0%, 2/18/2017	500,000	501,407
CPI International, Inc., Term Loan B, 5.0%, 2/9/2017	498,750	502,491
Delta Air Lines, Inc., Second Lien Term Loan, 3.506%, 4/30/2014	500,000	498,490
Earthbound Holdings III LLC, Term Loan B, 7.25%, 12/21/2016	498,750	502,491
Education Management LLC, Term Loan C2, 4.313%, 6/1/2016	500,000	490,195
Equipower Resources Holdings LLC, Term Loan B, 5.75%, 1/26/2018	500,000	505,312
Fairmount Minerals Ltd., Term Loan B, 5.25%, 3/1/2017	500,000	501,875
Fairway Group Acquisition Co., Term Loan A, 7.5%, 3/3/2017	1,000,000	998,750
Freescale Semiconductor, Inc., Term Loan B, 4.493%, 12/1/2016	996,761	992,794
Gymboree Corp., Term Loan, 5.75%, 2/23/2018	1,000,000	1,000,980
Harbor Freight Tools USA, Inc., First Lien Term Loan, 6.5%, 12/22/2017	2,000,000	2,026,250
Hercules Offshore LLC, Term Loan B, 7.5%, 7/11/2013	500,000	495,195
Intelsat Jackson Holdings Ltd., Term Loan, 3.303%, 2/2/2014	500,000	491,563
Istar Financial, Inc., Term Loan A2, 7.0%, 6/30/2014	1,000,000	1,000,625
J Crew Operating Corp., Term Loan B, 4.75%, 3/7/2018	2,000,000	1,997,000
Kalispel Tribal Economic Authority, Term Loan B, 6.057%, 2/22/2017	1,500,000	1,477,500
Landry's Restaurants, Inc., Term Loan A, 6.25%, 12/1/2014	500,000	503,437
Language Line LLC, Second Lien Term Loan, 10.5%, 12/16/2016	400,000	409,000
National Bedding Co., LLC, Second Lien Term Loan, 5.313%, 2/28/2014	500,000	492,710
Nuveen Investments, Inc., Term Loan, 5.807%, 5/12/2017	500,000	502,250
NXP BV, Term Loan, 4.5%, 3/7/2017	2,500,000	2,528,125
Oceania Cruises, Inc., Term Loan B, 5.063%, 4/27/2015	1,000,000	980,625
Orbitz Worldwide, Inc., Term Loan, 3.246%, 7/25/2014	959,742	912,954
Oriental Trading Co., Inc,, Term Loan B, 7.75%, 2/10/2017	1,500,000	1,480,320
Remy International, Inc., Term Loan B, 6.25%, 12/16/2016	500,000	507,500
Rockwood Specialties Group, Inc., Term Loan B, 3.75%, 2/9/2018	500,000	503,595
Sabre, Inc., Term Loan B, 2.246%, 9/30/2014	494,805	466,804
Smart & Final Stores Corp., Term Loan B2, 5.061%, 5/31/2016	500,000	499,793
Sorenson Communications, Inc., Term Loan C, 6.0%, 8/16/2013	1,000,000	956,005
Summit Entertainment LLC, Term Loan, 8.25%, 9/7/2016	1,000,000	985,000
Swift Transportation Co., Inc., Term Loan B, 6.0%, 12/21/2016	943,354	950,283
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017	500,000	503,280
Texas Competitive Electric Holdings Co., LLC, Term Loan B2, 3.803%, 10/10/2014	1,000,000	844,135
TowerCo Finance LLC, Term Loan B, 5.25%, 2/2/2017	400,000	403,000
US Airways Group, Inc., Term Loan, 2.753%, 3/21/2014	986,111	907,429
Volume Services America, Inc., Term Loan B, 10.5%, 9/16/2016	495,000	498,868
Waste Industries USA, Inc., Term loan B, 4.75%, 3/17/2017	500,000	502,030
Western Refining, Inc., Term Loan B, 7.5%, 4/12/2017	2,000,000	2,019,500
Windsor Quality Food Co., Ltd., Term Loan B, 5.0%, 2/16/2017	486,000	486,608

		44,868,384
Sovereign Loans 0.6%
OJSC Russian Agricultural Bank:
144A, 7.125%, 1/14/2014	1,155,000	1,256,871
144A, 7.175%, 5/16/2013	1,846,000	2,002,910
VTB Bank, 144A, 6.465%, 3/4/2015	3,000,000	3,213,600

		6,473,381

Total Loan Participations and Assignments (Cost $50,920,458)		51,341,765
	Shares	Value ($)

Securities Lending Collateral 15.1%
Daily Assets Fund Institutional, 0.22% (e) (f) (Cost $181,719,094)	181,719,094	181,719,094
Cash Equivalents 5.5%
Central Cash Management Fund, 0.17% (f) (Cost $66,420,757)	66,420,757	66,420,757

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $1,286,342,743) †	107.0	1,286,596,919
Other Assets and Liabilities, Net	(7.0)	(83,638,209)

Net Assets	100.0	1,202,958,710

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of March 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,286,342,754. At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $254,165.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,022,233 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,768,068.

(a)	Government-backed debt issued by financial companies or government sponsored enterprises.
(b)	At April 30, 2011, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(c)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2011 amounted to $177,229,150 which is 14.7% of net assets.
(d)	At March 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
REIT: Real Estate Investment Trust
At March 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

Aluminum HG	USD	5/18/2011	200	13,175,000	365,000
Gold 100 OZ	USD	5/26/2011	100	14,393,000	89,000
Light Sweet Crude Oil	USD	4/19/2011	200	21,344,000	239,040
Total unrealized appreciation					693,040

At March 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

5 Year US Treasury Note	USD	6/30/2011	820	95,767,032	(145,211)
Aluminum HG	USD	5/18/2011	200	13,175,000	(535,000)
Brent Crude Oil	USD	4/14/2011	200	23,472,000	(345,050)
Total unrealized depreciation					(1,025,261)

Currency Abbreviations

USD	United States Dollar

At March 31, 2011, open commodity-linked swap contracts were as follows:

Expiration Date	Notional Amount ($)	Fixed Fee Paid by the Fund	Pay/Receive Return of the Reference Index	Value ($) (g)

Long Positions
4/21/2011	197,163,0001	0.48%	Barclays Capital Pure Beta Series 2	8,801,636
4/21/2011	213,365,0002	0.43%	City Cubes Dow Jones-UBS Weighted Index	7,890,900
4/21/2011	2,764,0001	0.16%	Dow Jones-UBS Aluminum Subindex	93,040
4/21/2011	47,833,0005	0.25%	Dow Jones-UBS Commodity Index	1,977,751
4/21/2011	21,907,0003	0.38%	Dow Jones-UBS Commodity Index 3 Month Forward	904,411
4/21/2011	40,000,0006	0.25%	Dow Jones-UBS Commodity Index 3 Month Forward	738,114
4/21/2011	76,532,0004	0.25%	Dow Jones-UBS Commodity Index 3 Month Forward	3,164,368
4/21/2011	2,638,0001	0.16%	Dow Jones-UBS Crude Oil Subindex	116,736
4/21/2011	219,070,0005	0.46%	Goldman Dow Jones-UBS Commodity Excess Return E95 Strategy	8,976,018
4/21/2011	197,163,0004	0.34%	Merrill Lynch Commodity Index eXtra LDA Excess Return Index	7,619,032
4/21/2011	265,536,6006	0.146%	UBS Basket	4,863,659
4/25/2011	290,000,0001	0.15%	Barclays Capital CPCI Series-3	8,072,661
Short Positions
4/21/2011	1,008,4003	0.15%	Dow Jones-UBS Commodity Index	(41,572)
4/21/2011	2,521,0001	0.09%	Dow Jones-UBS Commodity Index	(103,858)
4/21/2011	2,521,0004	0.15%	Dow Jones-UBS Commodity Index	(103,931)
4/21/2011	3,898,0001	0.09%	Dow Jones-UBS Gold Subindex	(37,337)
Total net unrealized appreciation			52,931,628

(g)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
CPCI: Commodity Producers Currency Index

Counterparties:
1	Barclays Bank PLC
2	Citigroup, Inc.
3	Morgan Stanley
4	Merrill Lynch & Co., Inc.
5	The Goldman Sachs & Co.
6	UBS AG

At March 31, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (i)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

12/20/2010 3/20/2016	5,000,000	1.00%	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017, BBB-	(32,402)	(2,307)	(30,095)

(h)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.
(i)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of March 31, 2011, the Fund held $232,094,237 in the Subsidiary, representing 19.3% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(j)
Corporate Bonds	$—	$323,799,342	$—	$323,799,342
Asset-Backed	—	40,137,600	—	40,137,600
Commercial Mortgage-Backed Security	—	15,116,637	—	15,116,637
Collateralized Mortgage Obligations	—	46,929,224	—	46,929,224
Government & Agency Obligations	—	359,383,516	2,871,000	362,254,516
Loan Participations and Assignments	—	51,341,765	—	51,341,765
Short-Term Investments(j)	248,139,851	198,877,984	—	447,017,835
Derivatives(k)	693,040	53,218,326	—	53,911,366
Total	$248,832,891	$1,088,804,394	$2,871,000	$1,340,508,285
Liabilities
Derivatives(k)	$(1,025,261)	$(316,793)	$—	$(1,342,054)
Total	$(1,025,261)	$(316,793)	$—	$(1,342,054)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(j)	See Consolidated Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, commodity-linked swap contracts and credit default swap contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Government & Agency Obligations	Other Receivable (l)
Balance as of June 30, 2010	$ 2,100,000	$ 2,848,480
Realized gains (loss)	—	(11,262,360)
Change in unrealized appreciation (depreciation)	(129,000)	11,525,380
Amortization premium/discount	—	—
Purchases	900,000	—
(Sales)	—	(3,111,500)
Transfers into Level 3	—	—
Transfers (out) of Level 3	—	—
Balance as of March 31, 2011	$ 2,871,000	$ —
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2011	$ (129,000)	$ —

Transfers between price levels are recognized at the beginning of the reporting period.
(l)	Other receivable represented the fair value of the pending sale of a commodities-linked structured note for which Lehman Brothers is the counterparty.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Commodity Contracts	$(187,010)	$52,931,628
Credit Contracts	$—	$(30,095)
Interest Rate Contracts	$(145,211)	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Commodity Strategy Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 25. 2011